Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments
Fixed maturity securities available-for-sale, at fair value (amortized cost: USD 789,619 – 2023, USD 538,311 – 2022, net of allowance for expected credit losses: USD 353 – December 31, 2023, USD 195 – December 31, 2022)	$ 765,590	$ 489,081
Equity securities, at fair value (cost: USD 24,056 – 2023, USD 31,906 – 2022)	26,208	31,410
Other investments, at fair value (cost: USD 11,302 – 2023, USD 12,996 – 2022)	11,060	12,237
Short-term investments	42,157	265,691
Term deposits	105,137	31,335
Equity-method investments measured at fair value	3,522	4,907
Fixed maturity securities held to maturity	1,994	1,994
Total investments	955,668	836,655
Cash and cash equivalents	177,022	122,143
Accrued investment income	11,471	6,301
Premiums receivable, net of allowance for expected credit losses (USD 11,302 – 2023, USD 9,085 – 2022)	245,217	210,402
Reinsurance recoverable, net of allowance for expected credit losses (USD 4,034 – 2023, USD 3,954 – 2022)	223,083	194,412
Ceded unearned premiums	98,013	94,409
Deferred policy acquisition costs, net of ceding commission	65,272	57,941
Deferred tax assets, net	4,157	5,788
Other assets	57,997	51,974
TOTAL ASSETS	1,837,900	1,580,025
LIABILITIES
Reserve for unpaid loss and loss adjustment expenses	712,098	636,245
Unearned premiums	443,525	389,860
Insurance and reinsurance payables	89,704	90,354
Other liabilities	34,853	28,821
Derivative financial liabilities	17,290	23,805
TOTAL LIABILITIES	1,297,470	1,169,085
SHAREHOLDERS’ EQUITY
Common shares (authorized: 750,000,000 shares at USD 0.01 par value per share; issued and outstanding: 44,500,879 shares – 2023, 46,013,309 shares – 2022)	445	460
Additional paid-in capital	137,623	147,934
Treasury shares (3,800 shares – 2023, 1,668 shares – 2022)	(49)	(14)
Accumulated other comprehensive loss, net of taxes	(20,638)	(44,044)
Retained earnings	423,049	306,604
TOTAL SHAREHOLDERS’ EQUITY	540,430	410,940
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,837,900	$ 1,580,025